BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Basis Of Presentation
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

a) Statement of Compliance

The consolidated financial statements for the year ended December 31, 2021 have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

b) Basis of preparation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs, modified where applicable. The significant accounting policies are presented in Note 3 and have been consistently applied in each of the periods presented. The consolidated financial statements are presented in Canadian dollars, which is also the Company’s functional currency, unless other indicated.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)

2. BASIS OF PRESENTATION (continued)

b) Basis of preparation (continued)

The preparation of consolidated financial statements in accordance with IFRS requires the Company’s management to make estimates, judgments and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes. The areas involving a higher degree of judgment and complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed below. Actual results might differ from these estimates. The Company’s management reviews these estimates and underlying judgments on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the year in which the estimates are revised.

c) Basis of consolidation

Consolidated financial statements include the assets, liabilities and results of operations of all entities controlled by the Company. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated in preparing the Company’s the consolidated financial statements. Where control of an entity is obtained during a financial year, its results are included in the consolidated statements of operations and comprehensive loss from the date on which control commences. Where control of an entity ceases during a financial year, its results are included for that part of the year during which control exists.

These consolidated financial statements include the accounts of the Company and its controlled wholly owned subsidiaries, Vanc Marine Pharmaceuticals Inc. and HealthTab™ Inc.